SHARE BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Jul. 17, 2015	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Fair value per share	$ 2.06
Proceeds from issuance of stock			$ 0	$ 0	$ 1,150
General And Administrative Expenses [member]
Statement [Line Items]
Back pay settled through equity instruments			136,250
Research And Development Expenses [member]
Statement [Line Items]
Back pay settled through equity instruments			136,250
Dr Averback [member]
Statement [Line Items]
Total restricted shares granted		21,000,000
Monthly restricted shares granted		250,000
Fair value per share		$ 1.36
Compensation expense						$ 86,749
Proceeds from issuance of stock	$ 6,400,000
Share-based payment expense			$ 272,500			$ 272,500
Back pay settled through equity instruments			3,000
Restricted shares granted		3,000,000